Financial instruments - fair values and risk management - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 17, 2020
Disclosure of detailed information about financial instruments [line items]
Revenue from contracts with customers	€ 561,202	€ 404,924	€ 380,403
Percentage of sales in functional currency	85.00%	85.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, after tax, liabilities	€ 4,600
Gain Loss On Foreign Exchange Measurement On Financial Assets And Liabilities At Amortized Cost	1,664	€ 17,937	4,771
Allowance account for credit losses of financial assets	14,345	8,456	6,758
Contract assets [member]
Disclosure of detailed information about financial instruments [line items]
Contract assets Gross Carrying Amount	40,800	23,890
Allowance account for credit losses of financial assets	€ 183	115
Senior Secured Term Loan Facility [Member] | Senior Facilities Agreement [Member]
Disclosure of detailed information about financial instruments [line items]
Derivatives notional amount				€ 420,000
Debt intrument face value				420,000
Multicurrency Revolving Credit Facility [Member] | Senior Facilities Agreement [Member]
Disclosure of detailed information about financial instruments [line items]
Line of credit maximum borrowing capacity				€ 110,000
Senior Secured Term Loan And Multirevolving Credit Facility [Member] | Senior Facilities Agreement [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of reasonably possible increase in unobservable input, liabilities	100.00%
Senior Secured Term Loan And Multirevolving Credit Facility [Member] | Senior Facilities Agreement [Member] | EURIBOR [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings adjustment to interest rate				350.00%
Senior Secured Term Loan And Multirevolving Credit Facility [Member] | Senior Facilities Agreement [Member] | Stated Interest Of Alteast Zero Percent Or If Less Than Zero Percent Then Interest Rate Spread Of Three Point Five Percentage Points [Member]
Disclosure of detailed information about financial instruments [line items]
Estimated interest expense for the forthcoming year	€ 15,800
Not Designated As Cash Flow Hedging Instruments [Member] | Forward contract [Member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Foreign currency exposure net liability asset	(438,341)	138,664
Not later than one year [member] | Not Designated As Cash Flow Hedging Instruments [Member] | Forward contract [Member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives notional amount	0	0	54,400
Debt intrument face value	€ 0	€ 0	54,400
One Customer [Member]
Disclosure of detailed information about financial instruments [line items]
Revenue from contracts with customers			€ 39,390
Bottom of range [member] | Senior Secured Term Loan And Multirevolving Credit Facility [Member] | Senior Facilities Agreement [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate				0.00%
Bottom of range [member] | No Customer [Member]
Disclosure of detailed information about financial instruments [line items]
Concentration of revenue percentage	10.00%	10.00%
Bottom of range [member] | One Customer [Member]
Disclosure of detailed information about financial instruments [line items]
Concentration of revenue percentage			10.00%
Top of range [member] | Senior Secured Term Loan And Multirevolving Credit Facility [Member] | Senior Facilities Agreement [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate				0.00%